SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash	$ 9	$ 28
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0
Cash, Uninsured Amount	$ 0	$ 0